Financial Instruments And Risk Management (Summary Of Fair Value And Recognized Gains And Losses Of Derivative Instruments Not Designated As Hedging Instruments) (Details) (Commodity Contract [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative contracts	$ 597		$ 233	$ 6,727
Derivative contracts	1,170		300	3,786
Accounts Receivable [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative contracts	515		224	3,043
Accounts Payable [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative contracts	1,088		291	102
Fuel And Ethanol Costs Of Goods Sold [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (Loss)	$ (1,465)	$ (1,598)	$ 8,516	$ (38,283)